Guarantor Financial Information (Condensed Consolidating Balance Sheet Information) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Successor [Member]	Dec. 31, 2013 Successor [Member]		Jul. 10, 2013 Successor [Member]	Mar. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Oct. 05, 2012 Successor [Member]	Mar. 31, 2014 Successor [Member] Parent Company [Member]	Dec. 31, 2013 Successor [Member] Parent Company [Member]	Dec. 31, 2012 Successor [Member] Parent Company [Member]	Mar. 31, 2014 Successor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2013 Successor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Mar. 31, 2014 Successor [Member] Consolidation, Eliminations [Member]	Dec. 31, 2013 Successor [Member] Consolidation, Eliminations [Member]	Dec. 31, 2012 Successor [Member] Consolidation, Eliminations [Member]	Mar. 31, 2014 Successor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2013 Successor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Jul. 10, 2013 Predecessor [Member]	Mar. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Jul. 10, 2013 Predecessor [Member] Guarantor Subsidiaries [Member]	Mar. 31, 2013 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2012 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Guarantor Subsidiaries [Member]	Jul. 10, 2013 Predecessor [Member] Consolidation, Eliminations [Member]	Mar. 31, 2013 Predecessor [Member] Consolidation, Eliminations [Member]	Dec. 31, 2012 Predecessor [Member] Consolidation, Eliminations [Member]	Dec. 31, 2011 Predecessor [Member] Consolidation, Eliminations [Member]	Dec. 31, 2010 Predecessor [Member] Consolidation, Eliminations [Member]	Jul. 10, 2013 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Mar. 31, 2013 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2012 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Predecessor [Member] Non-Guarantor Subsidiaries [Member]
Current Assets
Cash and Cash Equivalents	$ 6,275	$ 6,351	$ 4,970	$ 6,364			$ 3	$ 5	$ 0	$ 0	$ 0	$ 5	$ 4,125	$ 5,665	$ 0	$ 0	$ 0	$ 0	$ 845	$ 699	$ 0	$ 2,528	$ 6,275	$ 6,351	$ 5,447	$ 5,173	$ 1,521	$ 5,124	$ 5,218	$ 4,451	$ 4,367	$ 0	$ 0	$ 0	$ 0	$ 0	$ 1,007	$ 1,151	$ 1,133	$ 996	$ 806
Short-term Investments			1,220	1,105				0		0	0		1,220	1,105		0	0		0	0				1,849					1,849					0					0
Accounts and notes receivable, net			3,607	3,570				6		74	160		27	7		(101)	(166)		3,607	3,569				3,658					9					(7)					3,656
Device and accessory inventory			982	1,205				0		0	0		0	0		0	0		982	1,205				1,200					0					0					1,200
Current deferred tax asset			128	186				0		0	0		0	0		0	0		128	186				1					0					0					1
Prepaid expenses and other current assets			672	628	[1]			0		0	0		14	19		0	0		658	609				700					16					0					684
Total current assets			11,579	13,058				11		74	160		5,386	6,796		(101)	(166)		6,220	6,268				13,759					7,092					(7)					6,674
Investments			146	143				3,104		0	0		1,104	1,102		(1,019)	(1,019)		61	60				1,053					1,276					(1,019)					796
Investments in subsidiaries			0	0				0		25,316	25,593		25,588	25,536		(50,904)	(51,129)		0	0	0								5,294					(5,294)
Property, Plant and Equipment, Net			16,299	16,164				0		0	0		0	0		0	0		16,299	16,164				13,607					0										13,607
Due from Consolidated Affiliate			0	0						0	0		18,234	17,110		(18,234)	(17,110)		0	0				0					11,133					(11,133)					0
Note receivable from consolidated affiliate			0	0						9,000	9,000		0	0		(9,000)	(9,000)		0	0
Intangible Assets
Goodwill			6,383	6,434		6,434		0		0	0		0	0		0	0		6,383	6,434		1,074		359					0					0					359
FCC licenses and other			41,978	41,824				0		0	0		0	0		0	0		41,978	41,824				20,677					0					0					20,677
Definite-lived intangible assets, net			7,558	8,014				0		0	0		0	0		0	0		7,558	8,014				1,335					0					0					1,335
Other assets			746	458	[1]			0		133	135		133	135		(133)	(135)		613	323				780					221					0					559
Total assets			84,689	86,095			3,122	3,115		34,523	34,888		50,445	50,679		(79,391)	(78,559)		79,112	79,087				51,570	49,383				25,016					(17,453)					44,007
Current Liabilities
Accounts payable			3,163	3,312	[1],[2]			0		0	0		0	0		0	0		3,163	3,312				3,487					0					0					3,487
Accrued expenses and other current liabilities			5,544	6,363	[1]			4		78	162		493	515		(101)	(166)		5,074	5,852				5,008					251					(7)					4,764
Current portion of long-term debt, financing and capital lease obligations			991	994				0		0	0		0	0		0	0		991	994				379					0					0					379
Total current liabilities			9,698	10,669				4		78	162		493	515		(101)	(166)		9,228	10,158				8,874					251					(7)					8,630
Long-term debt, financing and capital lease obligations			31,787	32,017				0		9,000	9,000		15,027	15,088		(1,019)	(1,019)		8,779	8,948				23,962					16,617					(1,019)					8,364
Deferred Tax Liabilities			14,207	14,227				1		0	0		0	0		0	0		14,207	14,227				7,047					0					0					7,047
Note due to consolidated affiliate			0	0						0	0		9,000	9,000		(9,000)	(9,000)		0	0
Other liabilities			3,685	3,598	[1]			0		0	0		609	483		0	0		3,076	3,115				4,600					1,061					0					3,539
Due to consolidated affiliate			0	0						133	142		0	0		(18,367)	(17,245)		18,234	17,103				0					0					(11,133)					11,133
Total liabilities			59,377	60,511				5		9,211	9,304		25,129	25,086		(28,487)	(27,430)		53,524	53,551				44,483					17,929					(12,159)					38,713
Commitments and contingencies
Total shareholders' equity			25,312	25,584				3,110	0	25,312	25,584		25,316	25,593		(50,904)	(51,129)		25,588	25,536		9,130		7,087	11,427	14,546			7,087					(5,294)					5,294
Total Liabilities and Shareholders' Equity			$ 84,689	$ 86,095				$ 3,115		$ 34,523	$ 34,888		$ 50,445	$ 50,679		$ (79,391)	$ (78,559)		$ 79,112	$ 79,087				$ 51,570					$ 25,016					$ (17,453)					$ 44,007

[1]	Successor balances at December 31, 2012 primarily consisted of interest receivable and accrued taxes and were insignificant, therefore, they are excluded from the table.
[2]	Includes liabilities in the amounts of $91 million, $134 million and $117 million as of the Successor periods ended March 31, 2014 and December 31, 2013 and Predecessor period ended December 31, 2012, respectively, for checks issued in excess of associated bank balances but not yet presented for collection.